Supplementary Financial Statements Information (Tables)	12 Months Ended
Dec. 31, 2022
Assets, Current [Abstract]
Schedule of other current assets
	December 31,	December 31,
	2022	2021
(USD in thousands)
Prepaid expenses	$1,019	$1,715
Advance to suppliers	2,821	2,338
Deposit	287	1,335
Business advance to employee	-	1,444
Other receivables	1,701	1,033
	$5,828	$7,865

Schedule of other current liabilities
	December 31,
(USD in thousands)	2022	2021
Employees and wage-related liabilities	$1,064	$500
expenses payable	5,298	-
Payment received by customers in advance	15	73
Accrued expenses	2,431	1,802
Income tax payable	178,582	365
Other tax payable	3,267	273
Advances from employee	1,402	990
Deposit	383	364
Due to insurance companies	151	142
Other	1	405
	$192,594	$4,914